Intangible Assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Disclosure of intangible assets [text block] [Abstract]
Staff costs capitalized to product development costs	R 40.8	R 41.0